UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08542

              Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

              1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         516-542-3000

Date of fiscal year end:  8/31

Date of reporting period:  11/30/05

Item 1.  Schedule of Investments.

ENERGY & BASIC PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Shares	Value
97.69%	Common Stock

10.86%	Chemicals
	Air Products & Chemicals, Inc.	3,000	$ 177,510
	Nova Chemicals Corp.	7,200	271,080
	Praxair, Inc.	5,000	260,000
	Westlake Chemical Corp.	12,200	341,844
			1,050,434
18.70%	Coal
	Alpha Natural Resources *	10,000	240,200
	Arch Coal, Inc.	6,000	462,240
	Foundation Coal Holdings	13,600	483,752
	International Coal Group *	12,200	134,200
	Peabody Energy Corp.	6,200	488,932
			1,809,324
17.64%	Drilling
	Ensco International, Inc.	4,000	189,440
	Pride International, Inc. *	12,000	357,480
	Rowan Companies, Inc.	6,000	215,280
	Gobal SantaFe Corp.	4,500	204,120
	Noble Corp.	6,200	446,834
	Transocean, Inc. *	4,600	293,664
			1,706,818
1.39%	Energy-Alternate Sources
	KFX, Inc. *	5,500	69,575
	Syntroleum Corp. *	8,000	64,560
			134,135
4.01%	Engineering & Construction
	Chicago Bridge & Iron Co.	15,000	388,350
3.54%	Forest Products & Paper
	Louisiana Pacific Corp.	12,700	342,519
6.41%	Machinery-Constr. & Mining
	Bucyrus International, Inc., Class A	5,900	276,710
	Joy Global, Inc.	6,500	343,785
			620,495
4.09%	Mining
	Compass Minerals International	8,000	192,640
	Phelps Dodge Corp.	1,500	203,505
			396,145
31.04%	Oil & Gas Services
	Apache Corp.	3,800	248,064
	Burlington Resources, Inc.	6,000	433,500
	ChevronTexaco Corp.	5,600	320,936
	Encore Acquisition Co. *	6,300	195,552
	Newfield Exploration Co. *	6,000	277,560
	Occidental Petroleum Corp.	5,000	396,500
	Suncor Energy, Inc.	7,000	398,230
	Hanover Compressor Co. *	569	7,693
	Lone Star Technologies, Inc. *	7,000	343,000
	Schlumberger Ltd.	4,000	382,920
			3,003,955

	Total Common Stocks
	(Cost $6,311,745)		9,452,175

2.29%	Short-Term Investments

2.29%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (Cost $221,937)	221,937	221,937

99.98%	Total Investments
	(Cost $6,533,682)		$ 9,674,112

0.02%	Asset in excess of other liabilities		$ 2,027

100.00%	Total Net Assets		$ 9,676,139

* Non-income producing securities.

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 3,259,027
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(118,597)
Net unrealized appreciation			$ 3,140,430

FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Shares	Value
99.65%	Common Stocks

21.62%	Banks
	Bank of America Corp.	3,525	$ 161,762
	Compass Bancshares, Inc.	2,475	119,939
	M&T Bank Corp.	1,300	140,686
	Marshall & Ilseley Corp.	2,075	89,184
	Northern Trust Corp.	2,600	136,994
	Wells Fargo & Co. (New)	1,800	113,130
			761,694
4.78%	Commercial Services
	Moody's Corp.	2,800	168,420
46.55%	Diversified Financial Services
	American Express Co.	4,325	222,392
	Ameritrade Holding Corp. *	7,450	174,032
	Bear Stearns Company, Inc.	1,500	166,485
	Capital One Financial Corp.	2,200	182,732
	Chicago Mercantile Exchange	225	79,684
	Franklin Resources, Inc.	1,500	139,320
	Goldman Sachs Group, Inc.	1,250	161,200
	Legg Mason, Inc.	1,425	174,776
	Lehman Brothers Holdings, Inc.	1,350	170,100
	Merrill Lynch & Company, Inc.	2,550	169,371
			1,640,092
16.22%	Insurance
	Aflac, Inc.	2,200	105,600
	American International Group	4,775	320,594
	Prudential Financial	1,875	145,125
			571,319
8.45%	Real Estate
	CB Richards Ellis Group, Inc. *	4,050	224,775
	The St. Joe Co.	1,100	73,040
			297,815
2.03%	Software
	First Data Corp.	1,650	71,396

	Total Common Stocks
	(Cost $2,950,680)		3,510,735

0.71%	Short-Term Investments

0.71%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (Cost $25,078)	25,078	25,078

100.36%	Total Investments
	(Cost $2,975,758)		$ 3,535,813

-0.36%	Liabilities in excess of other assets		$ (12,801)

100.00%	Total Net Assets		$ 3,523,012

* Non-income producing securities.

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 564,741
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(4,687)
Net unrealized appreciation			$ 560,054

INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Principal	Value
45.49%	Corporate Bonds

4.71%	Chemicals
	Int'l. Flavors & Fragrance -
	6.45%, 5/15/06	$ 500,000	$ 503,110
	Praxair, Inc. -
	6.90%, 11/1/06	200,000	203,413
			706,523
1.04%	Cosmetics/Personal Care
	Colgate - Palmolive Co. -
	7.84%, 5/15/07	150,000	156,373
10.51%	Diversified Financial Services
	Caterpillar Financial Services -
	5.125%, 10/15/07	100,000	99,230
	Caterpillar Financial Services -
	3.67%, 10/4/07	350,000	341,635
	Household Finance Corp. -
	6.50%, 4/15/07	25,000	25,168
	Household Finance Corp. -
	5.85%, 5/15/07	85,000	85,342
	Household Finance Corp. -
	6.00%, 10/15/07	50,000	50,406
	Household Finance Corp. -
	8.00%, 11/15/07	50,000	52,265
	J.P. Morgan Chase & Co. -
	3.80%, 10/2/09 +	800,000	767,533
	National Rural Utilities
	3.00%, 2/15/06	155,000	154,534
			1,576,114
10.44%	Electric
	Eastern Energy Ltd. -
	6.75%, 12/1/06	800,000	814,018
	Florida Power & Light -
	6.875%, 12/1/05	390,000	390,000
	Potomac Electric Power Co. -
	5.875%, 10/15/08	100,000	102,002
	Virginia Electric & Power -
	7.625%, 7/1/07	249,000	258,870
			1,564,891
1.40%	Food
	Sysco Corp. -
	7.00%, 5/1/06	208,000	209,727
0.70%	Gas
	Laclede Gas Co. -
	7.50%, 11/1/07	100,000	104,264
0.66%	Insurance
	Hartford Fin'l. Svcs Grp., Inc. -
	4.70%, 9/1/07	100,000	99,384
6.54%	Miscellaneous Manufacturing
	Allied-Signal -
	6.20%, 2/1/08	454,000	467,458
	Eaton Corp. -
	8.90%, 8/15/06	500,000	512,274
			979,731
4.09%	Oil & Gas
	Tosco Corp. -
	7.25%, 1/1/07	450,000	460,604
	Union Pacific -
	7.00%, 10/15/06	150,000	152,188
			612,792
0.67%	Retail
	CVS Corp. -
	5.625%, 3/15/06	100,000	100,209
4.73%	Telecommunications
	Gte Southwest, Inc. -
	6.23%, 1/1/07	700,000	708,345

	Total Corporate Bonds
	(Cost $6,909,067)		6,818,353

52.74%	U.S. Government and Agencies
	Federal Home Loan Bank -
	4.00%, 3/30/07	100,000	99,000
	Federal National Mortgage -
	4.125%, 4/15/14 +	2,000,000	1,893,672
	Federal National Mortgage -
	3.00%, 8/15/07 +	1,500,000	1,458,747
	Fannie Mae -
	2.65%, 6/30/08	900,000	854,984
	United States Treasury Notes -
	1.875%, 7/15/13	2,488,531	2,446,342
	United States Treasury Notes -
	3.00%, 2/15/09 +	500,000	478,985
	United States Treasury Notes -
	4.00%, 2/15/14 +	700,000	674,762
	Total U.S. Government and Agencies
	(Cost $7,945,275)		7,906,491

		Shares
2.42%	Short-Term Investments

2.42%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (Cost $363,157)	363,157	363,157

100.65%	Total Investments
	(Cost $15,217,499)		$ 15,088,000

0.65%	Liabilities in excess of other assets		$ (97,954)

100.00%	Total Net Assets		$ 14,990,046

+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 4.15%, 12/1/05		$ 4,052,377

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 53,497
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(182,996)
Net unrealized appreciation			$ (129,499)

LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Shares	Value
98.75%	Common Stocks

2.87%	Advertising
	Getty Images, Inc. * +	13,850	$ 1,264,367
3.73%	Apparel
	Coach, Inc. * +	47,750	1,644,033
7.17%	Biotechnology
	Amgen, Inc. *	16,875	1,365,694
	Genentech, Inc. * +	18,750	1,792,875
			3,158,569
6.41%	Commercial Services
	Monster Worlwide, Inc. * +	22,525	876,223
	Moody's Corp.	32,400	1,948,860
			2,825,083
6.01%	Computers
	Apple Computer, Inc. * +	39,075	2,650,067
16.34%	Diversified Financial Services
	Chicago Mercantile Exchange	5,350	1,894,703
	Franklin Resources, Inc. +	19,450	1,806,516
	Legg Mason, Inc.	13,225	1,622,046
	Lehman Brothers Holdings, Inc.	14,900	1,877,400
			7,200,665
3.05%	Food
	Whole Foods Market, Inc.	9,125	1,343,930
11.10%	Healthcare-Products
	St. Jude Medical, Inc. *	35,975	1,718,526
	Aetna, Inc.	17,575	1,625,512
	WellPoint, Inc. *	20,125	1,546,204
			4,890,241
12.58%	Internet
	EBAY, Inc. * +	28,475	1,275,965
	Google, Inc., Class A * +	6,600	2,672,934
	Yahoo, Inc. * +	39,625	1,594,114
			5,543,013
4.63%	Oil & Gas
	Southwestern Energy Co. * +	31,000	1,056,170
	XTO Energy, Inc.	24,150	982,664
			2,038,834
3.69%	Pharmaceuticals
	Caremark Rx, Inc. *	31,650	1,626,494
3.89%	Real Estate
	CB Richards Ellis Group, Inc. * +	30,850	1,712,175
4.69%	Retail
	Chico's FAS, Inc. *	46,875	2,067,656
12.58%	Telecommunications
	Corning, Inc. *	67,500	1,366,875
	Juniper Networks, Inc. *	21,800	490,282
	Motorola, Inc.	82,075	1,977,187
	Qualcomm, Inc.	37,600	1,709,672
			5,544,016

	Total Common Stocks
	(Cost $33,541,387)		43,509,139

1.35%	Short-Term Investments

1.35%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (Cost $595,000)	595,000	595,000

100.10%	Total Investments
	(Cost $34,136,387)		$ 44,104,139

-0.10%	Liabilities in excess of other assets		$ (45,630)

100.00%	Total Net Assets		$ 44,058,509

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 4.15%, 12/1/05		$ 9,548,244

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 10,004,645
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(36,893)
Net unrealized appreciation			$ 9,967,752

LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Shares	Value
99.23%	Common Stocks

8.62%	Banks
	Bank of America Corp.	37,100	$ 1,702,519
	Wachovia Corp.	26,000	1,388,400
	Wells Fargo & Co. (New)	14,500	911,325
			4,002,244
0.95%	Chemicals
	Lyondell Chemical Co.	17,400	442,482
2.38%	Commercial Services
	Career Education Corp. * +	11,500	428,950
	Choicepoint, Inc. * +	15,600	674,388
			1,103,338
1.25%	Computers
	Cadence Design System, Inc. * +	33,900	581,046
21.93%	Diversified Financial Services
	Capital One Financial Corp. +	11,800	980,108
	Citigroup, Inc.	47,700	2,315,835
	Countrywide Credit Ind., Inc. +	50,600	1,761,386
	Federal Home Loan Mortgage	8,300	518,335
	J.P. Morgan Chase & Co.	64,500	2,467,125
	Merrill Lynch & Company, Inc.	18,000	1,195,560
	Morgan Stanley Dean	16,800	941,304
			10,179,653
1.06%	Forest Products & Paper
	Temple Inland, Inc.	11,800	494,066
1.12%	Healthcare-Products
	Boston Scientific Corp. *	19,700	521,656
12.22%	Insurance
	Ambac Financial Group, Inc.	12,600	966,294
	American International Group	21,900	1,470,366
	Hartford Fin'l. Svcs Grp., Inc	18,600	1,625,082
	Marsh & Mclennan Co.'s, Inc.	24,800	766,072
	XL Capital Ltd. +	12,700	843,026
			5,670,840
1.40%	Internet
	McAfee, Inc. * +	23,300	647,973
2.92%	Leisure Time
	Carnival Corp. +	15,900	866,391
	Royal Caribbean Cruises Ltd. +	10,700	490,702
			1,357,093
1.96%	Media
	News Corp, Inc.	61,300	907,853
2.37%	Mining
	Inco Ltd. * +	25,000	1,099,750
7.35%	Miscellaneous Manufacturing
	Eaton Corp.	20,000	1,274,400
	Honeywell International, Inc.	24,200	884,268
	Parker Hannifin Corp. +	18,300	1,251,903
			3,410,571
11.70%	Oil & Gas
	ChevronTexaco Corp.	21,500	1,232,165
	ConocoPhillips	41,400	2,505,114
	Exxon Mobil Corp.	7,800	452,634
	Xto Energy, Inc.	30,500	1,241,045
			5,430,958
8.71%	Pharmaceuticals
	Forest Labs, Inc. *	12,600	492,282
	Pfizer, Inc.	72,500	1,537,000
	Sanofi Synthelabo SA	35,000	1,407,350
	Wyeth	14,600	606,776
			4,043,408
5.53%	Retail
	Best Buy, Inc. +	11,850	571,644
	Family Dollar Stores, Inc.	23,700	533,487
	McDonalds Corp.	13,300	450,205
	TJX Companies, Inc. (New)	45,100	1,010,691
			2,566,027
2.25%	Semiconductors
	Taiwan Semiconductor Mfg., Inc	108,900	1,043,262
5.51%	Telecommunications
	Alltel Corp.	24,700	1,650,701
	Cisco Systems, Inc. *	51,800	908,572
			2,559,273

	Total Common Stocks
	(Cost $41,471,648)		46,061,493

0.13%	Short-Term Investments

0.13%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (Cost $62,339)	62,339	62,339

99.36%	Total Investments
	(Cost $41,533,987)		$ 46,123,832

0.64%	Assets in excess of other liabilities		$ 295,954

100.00%	Total Net Assets		$ 46,419,786

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 4.15%, 12/1/05		$ 7,541,562

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 5,400,557
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(810,712)
Net unrealized appreciation			$ 4,589,845

MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Shares	Value
93.88%	Common Stocks

2.15%	Auto Parts & Equipment
	Borg Warner, Inc.	13,400	$ 804,000
3.87%	Banks
	Marshall & Ilseley Corp.	15,900	683,382
	Zions Bancorporation	10,100	763,863
			1,447,245
1.61%	Biotechnology
	Charles River Laboratories * +	13,200	601,392
4.33%	Chemicals
	Nova Chemicals Corp. +	19,500	734,175
	PPG Industries, Inc.	9,000	546,570
	Westlake Chemical Corp. +	12,100	339,042
			1,619,787
6.05%	Coal
	Arch Coal, Inc.	7,900	608,616
	Foundation Coal Holdings	12,000	426,840
	International Coal Group *	39,000	429,000
	Peabody Energy Corp.	10,100	796,486
			2,260,942
3.14%	Commercial Services
	Choicepoint, Inc. * +	17,600	760,848
	Modis Professional Svcs., Inc. *	32,900	413,553
			1,174,401
2.19%	Computers
	Affiliated Computer Services * +	14,700	819,966
1.03%	Electric
	Centerpoint Energy, Inc.	29,100	384,702
1.61%	Electronics
	Flextronics International Ltd. * +	58,500	603,720
2.63%	Engineering & Construction
	Chicago Bridge & Iron Co.	38,000	983,820
2.03%	Environmental Control
	Stericycle, Inc. * +	12,400	760,368
1.15%	Forest Products & Paper
	Louisiana Pacific Corp.	15,900	428,823
1.69%	Healthcare-Services
	Covance, Inc. *	13,300	632,282
3.54%	Insurance
	Delphi Financial Group, Class A	12,200	578,036
	Protective Life Corp.	16,900	746,642
			1,324,678
5.00%	Internet
	Symantec Corp. *	30,798	544,201
	Verisign, Inc. * +	35,500	789,165
	Check Point Software Tech. Ltd. * +	25,200	536,508
			1,869,874
1.78%	Lodging
	Marriott International, Inc.	10,300	665,483
2.13%	Machinery-Constr. & Mining
	Joy Global, Inc.	15,050	795,995
4.23%	Machinery-Diversified
	Rockwell International Corp. +	16,000	902,880
	Zebra Technologies Corp. *	15,000	676,950
			1,579,830
0.66%	Media
	Westwood One, Inc.	13,500	244,890
7.01%	Miscellaneous Manufacturing
	Esco Technologies, Inc. *	15,500	666,500
	Roper Industies, Inc.	11,400	449,160
	Cooper Industries, Inc.	11,300	821,962
	Ingersoll-Rand Co.	17,200	681,636
			2,619,258
2.39%	Oil & Gas
	Cimarex Energy * +	13,600	529,176
	Encore Acquisition Co. * +	11,700	363,168
			892,344
4.50%	Oil & Gas Services
	Lone Star Technologies, Inc. *	8,000	392,000
	Pride International, Inc. *	24,000	714,960
	Noble Corp. +	8,000	576,560
			1,683,520
7.36%	Pharmaceuticals
	Forest Labs, Inc. *	10,000	390,700
	Impax Labs, Inc. * +	83,700	831,978
	Neurocrine Biosciences, Inc. * +	16,700	993,984
	Rigel Pharmaceuticals, Inc. *	24,400	534,848
			2,751,510
1.56%	REITS
	IStar Financial, Inc. +	15,700	583,412
12.67%	Retail Services
	Anntaylor Stores Corp. * +	29,500	894,735
	CEC Entertainment, Inc. *	15,000	537,000
	Dollar General Corp.	24,000	453,840
	Pacific Sunwear Of Calif., Inc *	33,000	873,180
	Petco Animal Supplies, Inc. * +	30,000	636,900
	Ruby Tuesday, Inc. +	29,100	707,712
	Saks, Inc. * +	38,400	634,752
			4,738,119
2.48%	Semiconductors
	International Rectifier Corp. * +	15,300	542,538
	Omnivision Technologies * +	21,700	384,090
			926,628
3.65%	Software
	Fair Isaac & Company, Inc.	10,100	462,782
	Fiserv, Inc. * +	19,800	901,098
			1,363,880
1.44%	Telecommunications
	Avaya, Inc. * +	45,100	537,592

	Total Common Stocks
	(Cost $29,999,255)		35,098,460

1.55%	Short-Term Investments

1.55%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (Cost $581,081)	581,081	581,081

95.43%	Total Investments
	(Cost $30,580,336)		$ 35,679,541

4.58%	Assets in excess of other liabilities		$ 1,708,194

100.00%	Total Net Assets		$ 37,387,735

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 4.15%, 12/1/05		$ 10,280,493

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 6,067,517
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(968,313)
Net unrealized appreciation			$ 5,099,205

TECHNOLOGY & COMMUNICATIONS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Shares	Value
98.13%	Common Stocks

12.66%	Computers
	Apple Computer, Inc. *	11,500	$ 779,930
	Dell, Inc. *	11,900	358,904
	EMC Corp. *	47,500	661,675
	Hewlett Packard Co.	22,200	658,674
	Micros Systems * +	9,500	458,945
	Sandisk Corp. * +	5,200	265,512
			3,183,640
1.03%	Electrical Components & Equip.
	Color Kinetics, Inc. * +	16,700	258,349
0.98%	Energy-Alternate Sources
	Sunpower Corp., Class A * +	9,909	247,725
2.72%	Healthcare-Products
	Haemonetics Corp. *	6,600	337,458
	Ventana Medical Systems * +	9,000	346,590
			684,048
13.11%	Internet
	Blue Coat Systems, Inc. * +	7,700	348,733
	Checkfree Corp. *	5,900	276,415
	EBAY, Inc. * +	13,200	591,492
	Google, Inc., Class A * +	3,150	1,275,719
	Yahoo, Inc. * +	20,000	804,600
			3,296,959
1.07%	Machinery-Diversified
	Unova, Inc. * +	9,600	270,048
3.15%	Media
	Sirius Satellite Radio, Inc. * +	55,900	399,685
	XM Satelllite Radio Holdings * +	13,400	392,084
			791,769
23.82%	Semiconductors
	Applied Materials, Inc.	44,100	798,651
	ASM Lithography Holding N.V. * +	40,100	768,316
	Broadcom Corp. *	23,500	1,093,690
	Intel Corp.	32,200	859,096
	Marvell Technology Group Ltd. *	17,300	960,842
	Microsemi Corp. * +	13,100	363,525
	SiRF Technology Holdings * +	16,200	449,064
	Tessera Technologies, Inc. * +	8,600	236,500
	Texas Instruments, Inc.	14,200	461,216
			5,990,900
14.74%	Software
	Adobe Systems, Inc. +	15,200	495,672
	Autodesk, Inc.	13,700	571,564
	Citrix Systems, Inc. * +	12,000	325,680
	Microsoft Corp.	24,500	678,895
	NAVTEQ Corp. * +	7,900	331,800
	Oracle Corp. *	53,800	676,266
	Salesforce.com, Inc. * +	4,300	136,955
	SAP Aktiengesellschaft	10,900	492,135
			3,708,967
24.86%	Telecommunications
	Cisco Systems, Inc. *	36,400	638,456
	Comverse Technology, Inc. *	33,800	885,898
	Harris Corp.	19,700	878,226
	Juniper Networks, Inc. * +	37,300	838,877
	Motorola, Inc.	44,400	1,069,596
	Neustar, Inc., - Class A *	15,919	482,664
	Nokia Corp.	29,300	500,444
	Qualcomm, Inc.	21,100	959,417
			6,253,578

	Total Common Stocks
	(Cost $16,126,089)		24,685,983

0.60%	Short-Term Investments

0.60%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (Cost $151,554)	151,554	151,554

98.73%	Total Value of Investments
	(Cost $16,277,643)		$ 24,837,537

0.93%	Assets in excess of other liabilities		$ 318,414

100.00%	Total Net Assets		$ 25,155,950

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 4.15%, 12/1/05		$ 7,245,462

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 8,563,786
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(3,892)
Net unrealized appreciation			$ 8,559,894

US GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Principal	Value
77.68%	U.S. Government Agencies
	Federal Home Loan Bank -
	To Yield 4.20%, 1/13/06	$ 2,000,000	$ 1,990,301
	Federal Home Loan Bank -
	To Yield 4.00%, 12/20/05	3,000,000	2,993,667
	Federal National Mortgage Assn -
	To Yield 3.90%, 12/1/05	5,000,000	5,000,000
	Federal National Mortgage Assn -
	To Yield 3.92%, 12/12/05	4,000,000	3,995,209
	Total U.S. Government Agencies
	(Cost $13,979,177)		13,979,177

22.58%	Repurchase Agreement
	Bank Of America,
	3.99%, 12/1/05 with a maturity value of
	$4,064,450 (fully collateralized by U.S.
	government agencies and obligations)
	(Cost $4,064,000)	4,064,000	4,064,000

100.26%	Total Investments
	(Cost $18,043,177)		$ 18,043,177

-0.26%	Liabilities in excess of other assets		$ (47,611)

100.00%	Total Net Assets		$ 17,995,566

SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Shares	Value
98.98%	Common Stocks

3.01%	Auto Parts & Equipment
	Borg Warner, Inc.	9,000	$ 540,000
2.36%	Building Materials
	Lafarge North America, Inc. +	7,700	423,500
2.95%	Chemicals
	Rpm, Inc.	28,500	530,100
0.94%	Cosmetics/Personal Care
	Chattem, Inc. * +	5,300	168,381
2.59%	Distribution/Wholesale
	Owens & Minor, Inc.	16,400	465,104
3.25%	Electrical Components & Equip.
	Belden CDT, Inc. +	25,000	584,000
4.05%	Electronics
	Bel Fuse, Inc. +	12,000	402,360
	Technitrol, Inc.	18,300	323,910
			726,270
1.08%	Engineering & Construction
	Granite Constr, Inc.	5,200	192,972
3.41%	Food
	Nash Finch Co.	9,200	247,204
	Performance Food Group Co. * +	6,500	184,600
	Supervalu, Inc.	5,500	179,960
			611,764
3.53%	Gas
	Piedmont Nat Gas, Inc. +	27,000	634,230
6.05%	Healthcare-Products
	Conmed Corp. * +	12,500	282,375
	Polymedica Corp. +	12,000	455,520
	West Pharmaceutical Svsc, Inc.	13,900	347,083
			1,084,978
7.93%	Household Products/Wares
	Church & Dwight, Inc.	20,500	681,010
	Prestige Brands Holdings, Inc. *	34,700	417,094
	Tupperware Corp.	14,100	325,287
			1,423,391
1.06%	Housewares
	Libbey, Inc.	16,000	189,920
6.41%	Insurance
	Protective Life Corp.	12,500	552,250
	IPC Holdings Ltd.	6,200	181,040
	Scottish Re Group Ltd. +	16,500	416,295
			1,149,585
3.08%	Machinery-Diversified
	Albany Intl Corp.	14,500	552,885
10.99%	Miscellaneous Manufacturing
	Aptargroup, Inc.	11,800	647,230
	Clarcor, Inc. +	7,000	206,920
	Smith (A.O.) +	15,500	562,185
	Teleflex, Inc.	8,400	555,828
			1,972,163
8.10%	Oil & Gas
	Cimarex Energy * +	5,000	194,550
	Grey Wolf, Inc. * +	22,800	171,228
	Newfield Exploration Co. *	8,000	370,080
	Spinnaker Exploration Co. * +	11,000	717,970
			1,453,828
3.60%	Oil & Gas Services
	Maverick Tube Corp. * +	17,000	646,850
2.49%	Pipelines
	Questar Corp.	6,000	447,360
9.37%	Retail
	Applebee's International, Inc.	13,200	302,544
	BJs Wholesale Club, Inc. * +	15,800	418,542
	Cbrl Group, Inc. +	10,000	369,900
	Claires Stores, Inc.	9,300	265,329
	Landrys Seafood Restaurants +	12,000	324,600
			1,680,915
1.88%	Semiconductors
	International Rectifier Corp. * +	9,500	336,870
1.10%	Software
	InPhonic, Inc. *	16,700	197,227
2.56%	Toys/Games/Hobbies
	RC2 Corp. * +	13,000	459,420
7.19%	Transportation
	Arkansas Best Corp. +	13,200	544,368
	Offshore Logistics *	10,400	318,760
	Yellow Roadway Corp. * +	4,400	207,284
	OMI Corp. +	11,300	219,220
			1,289,632
	Total Common Stocks
	(Cost $12,422,543)		17,761,345

0.20%	Short-Term Investments

0.20%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Instituational Class
	3.77%, 12/1/05 (Cost $35,457)	35,457	35,457

99.18%	Total Value of Investments
	(Cost $12,458,000)		$ 17,796,802

0.82%	Assets in excess of other liabilities		$ 146,870

100.00%	Total Net Assets		$ 17,943,673

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 4.15%, 12/1/05		$ 4,800,631

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 5,749,586
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(410,784)
Net unrealized appreciation			$ 5,338,802

HEALTH & BIOTECHNOLOGY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Shares	Value
96.95%	Common Stocks

28.79%	Biotechnology
	Affymetrix, Inc. * +	71,500	$ 3,520,660
	Amgen, Inc. *	27,400	2,217,482
	Cell Genesys, Inc. * +	96,021	558,842
	Genentech, Inc. * +	11,500	1,099,630
	Invitrogen Corp. * +	31,500	2,099,475
	Medimmune, Inc. *	77,000	2,765,070
	Migenix, Inc. * ++	53,501	18,703
			12,279,862
11.45%	Electronics
	Applera Corp.	101,200	2,791,096
	Waters Corp. *	43,900	1,722,197
			4,513,293
22.07%	Healthcare-Products
	Caliper Life Sciences, Inc. *	50,800	366,776
	Epix Medical, Inc. * +	74,000	364,820
	Johnson & Johnson	25,000	1,543,750
	Medtronic, Inc.	51,000	2,834,070
	Stryker Corp.	40,000	1,732,000
	Techne Corp. * +	44,000	2,431,440
			9,272,856
28.72%	Pharmaceuticals
	Abbott Labs	8,000	301,680
	Amerisource Bergen Corp. +	31,000	2,490,850
	Bristol-Myers Squibb Co. +	24,000	518,160
	Cephalon, Inc. * +	1,000	50,850
	Corcept Therapeutics, Inc. * +	53,156	241,328
	Gilead Sciences, Inc. *	4,000	202,760
	Eli Lilly & Co.	30,000	1,515,000
	Medicis Pharmaceutical Corp. +	39,000	1,244,490
	Mylan Labs, Inc. +	11,000	229,790
	Pfizer, Inc.	80,200	1,700,240
	Pharmion Corp. * +	10,000	173,700
	QLT, Inc. * +	38,000	247,380
	Rigel Pharmaceuticals, Inc. * +	16,000	350,720
	Teva Pharmaceutical Indus., Ltd. +	73,000	2,984,240
			12,251,188
5.92%	Software
	Cerner Corp. * +	27,500	2,651,000

	Total Common Stocks
	(Cost $39,401,489)		40,968,199

1.67%	Short-Term Investments

1.67%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (Cost $131,269)	131,269	131,269

98.62%	Total Investments
	(Cost $39,532,758)		$ 41,099,468

1.38%	Assets in excess of other liabilities		$ 3,705,274

100.00%	Total Net Assets		$ 44,804,742

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 4.15%, 12/1/05		$ 6,836,323

++ Restricted security.

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 4,814,099
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(3,247,389)
Net unrealized appreciation			$ 1,566,710

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Shares	Value
98.93%	Common Stock

2.21%	Austria
	Boehler-Uddeholm AG	4,600	$ 250,156
2.88%	Belgium
	Fortis ADR	11,000	327,065
3.04%	Brazil
	Petroleo Brasileiro SA ADR	5,100	344,760
10.05%	Britain
	Diageo PLC (New)	8,600	500,090
	Rio Tinto PLC	1,300	211,757
	Tesco PLC	27,200	427,840
			1,139,687
2.46%	Canada
	Canadian National Railway	3,500	279,510
15.71%	Finland
	Nokia Corp.	10,700	182,756
	Axa	15,500	465,620
	BNP Paribas SA	9,600	380,283
	Dassault Systemes SA	5,200	286,884
	Pernod Ricard	5,900	241,541
	Total Fina Elf SA ADR	1,800	224,442
			1,781,526
9.77%	Germany
	RWE Aktiengesellschaft ADR	4,900	338,813
	Siemens AG	4,000	302,280
	Deutsche Bank AG Namen	4,800	467,616
			1,108,709
2.15%	Italy
	Eni S.p.A	1,800	244,098
17.96%	Japan
	Canon, Inc.	7,400	416,398
	Mitsubishi UFJ Financial ADR	18,000	227,700
	NTT DoCoMo, Inc.	24,300	380,538
	Nomura Holdings, Inc.	17,500	291,375
	Shinsei Bank Ltd.	17,500	196,565
	Shizuoka Bank	2,300	224,320
	Toyota Motor Corp.	3,100	299,925
			2,036,821
2.98%	Luxembourg
	Arcelor SA ADR	14,000	338,359
4.27%	Mexico
	Cemex SA de C V	8,600	484,180
4.94%	Netherlands
	Aegon N.V.	23,000	362,940
	Royal Dutch Shell PLC ADR A	3,200	197,184
			560,124
5.43%	Sweden
	SFK AB	28,000	365,649
	Sandvik AB ADR	5,300	250,607
			616,256
12.41%	Switzerland
	Nestle SA ADR	3,000	222,493
	Novartis Ag	8,700	455,880
	Roche Holding AG	4,500	338,189
	Swiss Reinsurance	5,300	391,458
			1,408,020
2.67%	United States
	Royal Caribbean Cruises Ltd.	6,600	302,676

	Total Common Stocks		11,221,947
	(Cost $9,600,816)

3.79%	Short-Term Investments

3.79%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (430,405)	430,405	430,405

102.73%	Total Value of Investments
	(Cost $10,031,221)		$ 11,652,352

-2.73%	Liabilities in excess of other assets		$ (309,272)

100.00%	Total Net Assets		$ 11,343,080

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 1,736,875
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(115,744)
Net unrealized appreciation			$ 1,621,131

MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2005

% of Portfolio	Description	Principal	Value
97.78%	Municipal Bonds

10.83%	California
	Alvord Calif Uni Sch Dist -
	5.9%, 2/1/20	250,000	$ 294,728
	California Hsg Fin Agy Single -
	5.3%, 8/1/18	80,000	80,172
	California St Pub Wks Brd Leas -
	5.375%, 10/1/17	250,000	259,180
			634,080
7.33%	Colorado
	Denver Co Convention Ctr -
	5.00%, 12/1/21	150,000	156,633
	Denver Colo City & Cnty Excise -
	5.50%, 9/1/17	250,000	272,498
			429,131
2.87%	Georgia
	Georgia St Ser C -
	6.50%, 4/1/10	150,000	168,270
2.37%	Illinois
	Illinois St Sales Tax Rev -
	4.25%, 6/15/26	150,000	138,965
5.33%	Maryland
	Maryland St Energy Fing Admin -
	6.30%, 12/1/10	300,000	312,114
0.76%	Nebraska
	Omaha Pub Pwr Dist Neb Elec Re -
	5.50%, 2/1/14	40,000	44,341
4.61%	New Hampshire
	New Hampshire Health & Ed Facs -
	5.50%, 8/1/27	250,000	269,925
5.27%	New Jersey
	Ney Jersey Economic Dev Auth -
	5.35%, 2/1/38	300,000	308,703
5.78%	New York
	New York St Dorm Auth Revs -
	5.75%, 7/1/13	300,000	338,652
4.36%	North Carolina
	Mecklenburg Cnty N C -
	4.50%, 2/1/18	250,000	255,118
2.77%	North Dakota
	North Dakota St Hsg Fin Agy Re -
	5.50%, 7/1/18	162,000	162,185
4.38%	Pennsylvania
	Philadelphia Pa -
	4.90%, 9/15/20	250,000	256,708
3.25%	South Carolina
	Piedmont Mun Pwr Agy S C Elec -
	5.00%, 1/1/18	190,000	190,219
5.93%	South Dakota
	Heartland Consumers Pwr Dist -
	6.00%, 1/1/17	300,000	347,457
16.20%	Texas
	Houston Tex Wtr & Swr Sys Rev -
	5.50%, 12/1/17	300,000	325,803
	Texas St -
	5.75%, 12/1/13	200,000	209,774
	Texas St Water -
	4.50%, 8/1/22	150,000	145,203
	Texas St Univ Sys Rev -
	5.375%, 3/15/17	250,000	268,043
			948,823
2.78%	Utah
	Utah St Brd Regents Rev -
	5.25%, 12/1/14	150,000	162,534
4.64%	Washington
	Snohomish Cnty Washington -
	5.50%, 12/1/19	250,000	271,503
8.33%	Wisconsin
	Wisconsin St Health & Edl Facs -
	5.25%, 8/15/19	300,000	309,072
	Wisconsin St Transn Rev -
	4.60%, 7/1/18	175,000	178,743
			487,815
	Total Investments
	(Cost $5,602,609)		5,726,539

		Shares
0.65%	Short-Term Investments

0.65%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	3.77%, 12/1/05 (Cost $38,128)	38,128	38,128

98.43%	Total Investments
	(Cost $5,640,737)		$ 5,764,667

1.57%	Assets in excess of other liabilities		$ 91,937

100.00%	Total Net Assets		$ 5,856,603

At November 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 135,426
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(11,496)
Net unrealized appreciation			$ 123,930

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of November 30, 2005, the Health & Biotechnology Portfolio held one security for which market quotations were not readily available. The securities are identified as “Restricted Securities” in the preceding portfolio presentation.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date      1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date      1/27/06

By (Signature and Title)

       /s/Mark S. Marrone, Treasurer and Chief Financial Officer

Date      1/27/06